Note 21 - Financial Instruments - Sensitivity Analysis Schedule on Interest Rate Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)
Short-term investments [member]
Statement Line Items [Line Items]
Notional amount	$ 30,292
Financing arrangement with banco de desenvolvimento de minas gerais [member]
Statement Line Items [Line Items]
Notional amount	20,493
Export prepayment agreement [member]
Statement Line Items [Line Items]
Notional amount	143,850
Scenario one [member] | Short-term investments [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	1,713
Scenario one [member] | Financing arrangement with banco de desenvolvimento de minas gerais [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	(1,427)
Scenario one [member] | Export prepayment agreement [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	(3,298)
Probable scenario [member] | Short-term investments [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	1,903
Probable scenario [member] | Financing arrangement with banco de desenvolvimento de minas gerais [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	(1,297)	[1]
Probable scenario [member] | Export prepayment agreement [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	(3,217)	[1]
Scenario two [member] | Short-term investments [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	1,522
Scenario two [member] | Financing arrangement with banco de desenvolvimento de minas gerais [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	(1,556)
Scenario two [member] | Export prepayment agreement [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	$ (3,463)
CDI interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate	12.15%
CDI interest rate [member] | Scenario one [member]
Statement Line Items [Line Items]
Borrowings, interest rate	11.84%
CDI interest rate [member] | Scenario one [member] | Short-term investments [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
CDI interest rate [member] | Probable scenario [member]
Statement Line Items [Line Items]
Borrowings, interest rate	13.15%	[1]
CDI interest rate [member] | Scenario two [member]
Statement Line Items [Line Items]
Borrowings, interest rate	10.52%
CDI interest rate [member] | Scenario two [member] | Short-term investments [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase (decrease) in risk assumption	20.00%
Selic interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate	12.25%
Selic interest rate [member] | Scenario one [member]
Statement Line Items [Line Items]
Borrowings, interest rate	14.58%
Selic interest rate [member] | Scenario one [member] | Financing arrangement with banco de desenvolvimento de minas gerais [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Selic interest rate [member] | Probable scenario [member]
Statement Line Items [Line Items]
Borrowings, interest rate	13.25%	[1]
Selic interest rate [member] | Scenario two [member]
Statement Line Items [Line Items]
Borrowings, interest rate	15.90%
Selic interest rate [member] | Scenario two [member] | Financing arrangement with banco de desenvolvimento de minas gerais [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase (decrease) in risk assumption	20.00%
Bsby interest rate [member] | Export prepayment agreement [member]
Statement Line Items [Line Items]
Borrowings, interest rate	5.52%
Bsby interest rate [member] | Scenario one [member] | Export prepayment agreement [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase (decrease) in risk assumption	2.50%
Borrowings, interest rate	4.70%
Bsby interest rate [member] | Probable scenario [member] | Export prepayment agreement [member]
Statement Line Items [Line Items]
Borrowings, interest rate	4.59%	[1]
Bsby interest rate [member] | Scenario two [member] | Export prepayment agreement [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase (decrease) in risk assumption	5.00%
Borrowings, interest rate	4.82%

[1]	Sensitivity analysis of the scenario probable was measured using as reference the rates at March 31, 2024.